Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use assets and lease liabilities
Schedule of operating lease expenses

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating lease expenses	374,395	304,800	405,356	55,534

	As of December 31,	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Operating cash flows used in operating lease	310,832	357,355	48,957
Right-of-use assets obtained in exchange for new operating lease liabilities	35,502	994,972	136,311
Right-of-use assets derecognized for termination of operation lease liabilities	1,999,354	78,588	10,767
Gain from termination of operating lease liabilities	50,555	—	—
Weighted-average remaining lease term-operating	1.0 years	1.5 years	1.5 years
Weighted-average discount rate-operating	12%	12%	12%

Schedule of maturity analysis of the annual undiscounted cash flows for the lease liabilities

The following is a maturity analysis of the annual undiscounted cash flows for the lease liabilities as of December 31, 2024:

	Operating lease
	RMB	US$
Years ending December 31,
2025	548,312	75,118
2026	274,156	37,559
Total undiscounted lease payments	822,468	112,677
Less: Imputed interest	54,425	7,456
Lease liabilities recognized in the Consolidated Balance Sheet	768,043	105,221